FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
Marketable Securities
New IAC did not hold any marketable securities at December 31, 2019.
At December 31, 2018, the fair values of marketable securities are as follows:

Year Ended December 31, 2018
(In thousands)
Available-for-sale marketable debt securities	$24,947
Marketable equity security	419
Total marketable securities	$25,366
At December 31, 2018, current available-for-sale marketable debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Treasury discount notes	$24,947	$1	$(1)	$24,947
Total available-for-sale marketable debt securities	$24,947	$1	$(1)	$24,947
There were no investments in available-for-sale marketable debt securities that have been in a continuous unrealized loss position for longer than twelve months as of December 31, 2018.
For the years ended December 31, 2019 and 2018, proceeds from maturities of available-for-sale marketable debt securities were $25.0 million and $35.0 million, respectively. There were no gross realized gains or losses from the maturities of available-for-sale marketable debt securities for the years ended December 31, 2019 and 2018.
Long-term Investments
Long-term investments consist of:

	December 31,
	2019	2018
	(In thousands)
Equity securities without readily determinable fair values	$347,975	$225,979
Total long-term investments	$347,975	$225,979
Equity Securities without Readily Determinable Fair Values
In the third quarter of 2019, New IAC made a $250 million investment in Turo, a peer-to-peer car sharing marketplace. As part of its investment, New IAC received a warrant that is net settleable at New IAC's option and is recorded at fair value each reporting period with any change included in "Other income, net" in the accompany combined statement of operations. The warrant is measured using significant unobservable inputs and is classified in the fair value hierarchy table below as Level 3. The warrant is included in "Other non-current assets" in the accompanying combined balance sheet.
New IAC had an investment in Pinterest, which was carried at fair value following the initial public offering of Pinterest in April 2019. Prior to this, New IAC accounted for its investment in Pinterest as an equity security without a readily determinable fair value. New IAC sold its remaining shares in Pinterest during the fourth quarter of 2019. For the year ended December 31, 2019, New IAC recognized a net gain of $20.5 million related to its investment in Pinterest, which is included in "Other income, net" in the accompanying combined statement of operations.
The following table presents a summary of realized and unrealized gains and losses recorded in "Other income, net", as adjustments to the carrying value of equity securities without readily determinable fair values held as of December 31, 2019 and 2018.

	Years Ended December 31,
	2019	2018
	(In thousands)
Upward adjustments (gross unrealized gains)	$19,698	$128,786
Downward adjustments including impairments (gross unrealized losses)	(1,193)	(2,838)
Total	$18,505	$125,948
The cumulative upward and downward adjustments (including impairments) to the carrying value of equity securities without readily determinable fair values held at December 31, 2019 were $19.7 million and $0.9 million, respectively.
Realized and unrealized gains and losses for New IAC's marketable equity security and investments without readily determinable fair values for the years ended December 31, 2019 and 2018 are as follows:

	Years Ended December 31, 2018
	2019	2018
	(In thousands)
Realized gains, net, for equity securities sold	$22,880	$27,366
Unrealized gains, net, on equity securities held	18,505	126,063
Total gains, net, recognized in other income, net	$41,385	$153,429
Equity Method Investments
In 2018 and 2017, New IAC recorded other-than-temporary impairment charges on certain of its investments of $0.6 million and $2.7 million, respectively. These charges are included in "Other income, net" in the accompanying combined statement of operations.
Cost Method Investments (Prior to the Adoption of ASU No. 2016-01)
In 2017, New IAC recorded $7.2 million of other-than-temporary impairment charges for certain of its investments as a result of our assessment of the near-term prospects and financial condition of the investees. This charge is included in "Other income, net" in the accompanying combined statement of operations.
Fair Value Measurements
The following tables present New IAC's financial instruments that are measured at fair value on a recurring basis:

	December 31, 2019
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$699,589	$—	$—	$699,589
Time deposits	—	23,075	—	23,075
Other non-current assets:
Warrant	—	—	8,495	8,495
Total	$699,589	$23,075	$8,495	$731,159

Liabilities:
Contingent consideration arrangements	$—	$—	$(6,918)	$(6,918)

	December 31, 2018
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$616,077	$—	$—	$616,077
Treasury discount notes	—	99,914	—	99,914
Commercial paper	—	52,931	—	52,931
Time deposits	—	15,036	—	15,036
Marketable securities:
Treasury discount notes	—	24,947	—	24,947
Marketable equity security	419	—	—	419
Total	$616,496	$192,828	$—	$809,324

Liabilities:
Contingent consideration arrangements	$—	$—	$(26,657)	$(26,657)
The following table presents the changes in New IAC's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Years Ended December 31,
	2019		2018
	Warrant	Contingent Consideration Arrangements	Contingent Consideration Arrangements
	(In thousands)
Balance at January 1	$—	$(26,657)	$—
Fair value at date of acquisition	17,618	—	(25,521)
Total net (losses) gains:
Included in earnings:
Fair value adjustments	(9,123)	19,739	(1,136)
Balance at December 31	$8,495	$(6,918)	$(26,657)
Contingent Consideration Arrangements
At December 31, 2019, New IAC has one outstanding contingent consideration arrangement related to a business acquisition. The arrangement has a total maximum contingent payment of $45.0 million. At December 31, 2019, the gross fair value of this arrangement, before unamortized discount, is $12.5 million.
Generally, our contingent consideration arrangements are based upon financial performance and/or operating metric targets and New IAC generally determines the fair value of the contingent consideration arrangements by using probability-weighted analyses to determine the amounts of the gross liability, and, if the arrangements are initially long-term in nature, applying a discount rate that appropriately captures the risks associated with the obligation to determine the net amount reflected in the combined financial statements. The fair value of the contingent consideration arrangement at both December 31, 2019 and 2018 reflects a discount rate of 25%.
The fair value of contingent consideration arrangements is sensitive to changes in the expected achievement of the applicable targets and changes in discount rates. New IAC remeasures the fair value of the contingent consideration arrangements each reporting period, including the accretion of the discount, if applicable, and changes are recognized in "General and administrative expense" in the accompanying combined statement of operations. At December 31, 2019 and 2018, the contingent consideration arrangement liability is $6.9 million and $26.7 million, respectively. These amounts are included in "Other long-term liabilities" in the accompanying combined balance sheet.
Financial Instruments Measured at Fair Value Only for Disclosure Purposes
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	December 31, 2019		December 31, 2018
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Notes receivable—related party, current	$55,251	$55,251	$—	$—
Current portion of long-term debt	$(13,750)	$(13,681)	$(13,750)	$(12,753)
Long-term debt, net (a)	$(231,946)	$(232,581)	$(244,971)	$(229,556)
Long-term debt—related party	$—	$—	$(2,500)	$(2,529)
_________________
(a)    At December 31, 2019 and 2018, the carrying value of long-term debt, net includes unamortized debt issuance costs of $1.8 million and $2.5 million, respectively.
The fair value of long-term debt, including the current portion, is estimated using observable market prices or indices for similar liabilities, which are Level 2 inputs. The fair value of long-term debt—related party is based on Level 3 inputs and is estimated by discounting the future cash flows based on current market conditions.